CONSOLIDATED FINANCIAL STATEMENT DETAILS - Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents:
Cash on hand and balances with banks	$ 600.8	$ 514.0
Short-term deposits	425.0	313.0
Total cash and cash equivalents	1,025.8	827.0	$ 1,043.9
Restricted cash:
Restricted cash	$ 12.1	$ 11.6